UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:6/30/08

Item 1.  Reports to Stockholders.

Critical Math Portfolio

Semi-Annual Report

June 30, 2008

1-866-263-9260

www.unusualfund.com

Distributed by Northern Light Distributors, LLC

FINRA/SIPC Member

TO SHAREHOLDERS OF THE

CRITICAL MATH PORTFOLIO

June 30, 2008

The Critical Math Portfolio (the “Portfolio”) has now existed for over a year.  We have continued to develop and refine our risk management techniques.  Our goal is to reduce risk in down markets and increase return in up markets.

For the past six months, the Portfolio has outperformed the S&P 500 by more than 6% (or by about 1% per month on average). Our models are designed to reduce risk in erratic or down-trending markets.  Risk management techniques are employed to limit losses in difficult markets while enhancing gains in positive market environments.  Needless to say, we would all prefer to never have any losses, but that is not always possible. Historically, exposure to equities has provided excellent returns for liquid asset investors.   Equities tend to have a long term upward bias (over any 10-year period in the last 50 years, equity returns, as represented by the S&P 500, have been positive).  In order to take advantage of this bias, our strategies provide a way to avoid buying and selling based on fear or greed. As shown in Dalbar Studies, the average mutual fund investor has historically significantly underperformed the market by investing emotionally.

The following table shows the total return, as of June 30, 2008, of the Critical Math Portfolio and the S&P 500 and Russell 2000 indices.

Year-

Past

Past

Past

to-date

12 Months

5 Years

10 Years

Critical Math Portfolio

-5.3%

-6.5%

N/A

N/A

S&P 500 Index

-11.9%

-13.1%

7.6%

2.9%

Russell 2000 Index

-9.4%

-16.2%

10.3%

5.5%

The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  There is no front end or back end load for the Critical Math Portfolio. The Fund has a maximum deferred sales charge of 0.50%. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated May 1, 2008 is 3.30%. The Portfolio is an Investment vehicle for variable annuity contracts. All Performance figures for the Portfolio do not include any fees or expenses that are typically charged by these contracts. If these fees and expenses were included your overall expenses would be higher. Please review you insurance contract prospectus for further description of these fees and expenses. For performance information current to the most recent month-end, please call toll-free 866-263-9260. All performance figures reflect management fee waivers and expense subsidies, without which performance figures would have been lower.

Historical performance results for investment indices and/or categories have been provided for general comparison purposes only, and generally do not reflect the deduction of transaction and/or custodial charges, the deduction of an investment management fee, nor the impact of taxes, the incurrence of which would have the effect of decreasing historical performance results. It should not be assumed that your account holdings correspond directly to any comparative indices. Past performance may not be indicative of future results and does not reflect the impact of taxes on non-qualified accounts. The data herein is not guaranteed.  You cannot invest directly in an index.

The Standard & Poor's 500 Stock Index (also referred to as the "S&P 500") is an index widely regarded as an indicator of U.S. large company stock market performance. The S&P 500 Index consists of 500 leading companies diversified across approximately 90 different industries.

The Russell 2000 Index tracks the performance of the smallest companies contained in the Russell 3000® Index. The average market capitalization of companies represented in the Index is $526 million with the largest company having $1.5 billion in market capitalization. Because the Index focuses on so many smaller companies, it is highly diversified.

The Portfolio’s performance does not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the returns would be lower.  Before investing, please read the Fund’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual Fund investing involves risk including loss of principal.  An investor should also consider the Fund's investment objective, charges, expenses, and risk carefully before investing. This and other information about the Fund is contained in the fund's prospectus, which can be obtained on the web at www.unusualfund.com or by calling 1- 8 66 -263-9260 .. Please read the prospectus carefully before investing. Distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

0819-NLD-8/8/2008

The Critical Math Portfolio
PORTFOLIO REVIEW
June 30, 2008 (Unaudited)

% of
Top Holdings by Industry	Net Assets
Healthcare Products	4.0%
Aerospace & Defense	3.9%
Miscellaneous Manufacturing	3.7%
Electric	2.2%
Oil & Gas	2.2%
Telecommunications	2.0%
Chemicals	1.9%
Computers	1.9%
Software	1.9%
Electronics	1.9%
Other, Cash & Cash Equivalents	74.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

Critical Math Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2008 (Unaudited)
	Shares		Value
		COMMON STOCKS - 27.5%
		AEROSPACE & DEFENSE - 3.9%
	2,963	Alliant Techsystems, Inc. *	$ 301,278
	5,578	Esterline Technologies Corp. *	274,772
			576,050
		CHEMICALS - 1.9%
	2,258	Monsanto Co.	285,502

		COMPUTERS - 1.9%
	6,449	Hewlett-Packard Co.	285,110

		ELECTRIC - 2.2%
	9,284	MDU Resources Group, Inc.	323,640

		ELECTRONICS - 1.9%
	6,553	Garmin Ltd.	280,731

		HEALTHCARE PRODUCTS - 4.0%
	1,145	Intuitive Surgical, Inc. *	308,463
	8,507	Inverness Medical Innovations, Inc. *	282,177
			590,640
		INSURANCE - 1.9%
	5,065	ACE Ltd.	279,031

		MISCELLANOUS MANUFACTURING - 3.7%
	7,104	Coopers Industries Ltd.	280,608
	5,203	Honeywell International, Inc.	261,607
			542,215
		OIL & GAS - 2.2%
	4,878	Stone Energy Corp. *	321,509

		SOFTWARE - 1.9%
	9,593	Sybase, Inc. *	282,226

		TELECOMMUNICATIONS - 2.0%
	8,258	CenturyTel, Inc.	293,902

		TOTAL COMMON STOCKS (Cost $4,089,456)	4,060,556

	See accompanying notes to financial statements.

Critical Math Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (Unaudited)
	Shares		Value
		SHORT-TERM INVESTMENTS - 64.8%
		INVESTMENT COMPANY - 15.9%
	2,347,205	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio, 2.08% **	$ 2,347,205

	Principal
	Amount
		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 48.9%
	$ 7,200,000	Federal Home Loan Bank Discount Notes, 1.95%, due 7/1/08	$ 7,200,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $9,547,205)	9,547,205

		TOTAL INVESTMENTS - 92.3% (Cost $13,636,661) (a)	$ 13,607,761
		OTHER ASSETS & LIABILITIES - 7.7%	1,128,929
		NET ASSETS - 100.0%	$ 14,736,690

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 145,700
		Unrealized depreciation	(174,600)
		Net unrealized depreciation	$ (28,900)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2008.

	See accompanying notes to financial statements.

Critical Math Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

ASSETS
Investment securities:
At cost	$ 13,636,661
At value	$ 13,607,761
Dividends and interest receivable	7,897
Receivable for securities sold	1,153,658
Prepaid expenses and other assets	54
TOTAL ASSETS	14,769,370

LIABILITIES
Payable for fund shares redeemed	1,634
Investment advisory fees payable	12,906
Distribution (12b-1) fees payable	3,227
Shareholder servicing fee	3,227
Administration fees payable	2,235
Fund accounting fees payable	1,898
Custody fees payable	1,372
Compliance officers fees payable	1,085
Transfer agent fees payable	933
Accrued expenses and other liabilities	4,163
TOTAL LIABILITIES	32,680
NET ASSETS	$ 14,736,690

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	16,127,545
Accumulated net investment income	17,135
Accumulated net realized loss from security transactions	(1,379,090)
Net unrealized depreciation of investments	(28,900)
NET ASSETS	$ 14,736,690

Shares of beneficial interest outstanding	1,607,125

Net asset value, offering and redemption price per share	$ 9.17

See accompanying notes to financial statements.

Critical Math Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2008 (unaudited)

INVESTMENT INCOME
Dividends (net of $839 of foreign tax withheld)	$ 72,071
Interest	58,530
TOTAL INVESTMENT INCOME	130,601

EXPENSES
Investment advisory fees	74,251
Distribution (12b-1) fees	18,563
Shareholder servicing fees	18,563
Administrative services fees	13,227
Accounting services fees	9,911
Legal fees	9,138
Audit fees	7,875
Transfer agent fees	6,219
Trustees' fees and expenses	5,129
Compliance officer fees	4,382
Custodian fees	3,809
Printing and postage expenses	968
Insurance expense	283
Other expenses	161
TOTAL EXPENSES	172,479
Waiver of Distribution (12b-1) fees	(2,131)
NET EXPENSES	170,348
NET INVESTMENT LOSS	(39,747)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(987,071)
Net change in unrealized appreciation (depreciation) of investments	143,028
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(844,043)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (883,790)

See accompanying notes to financial statements.

Critical Math Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	For the Six	For the Period
	Months Ended	Ended
	June 30, 2008	December 31,
	(unaudited)	2007 (a)
FROM OPERATIONS
Net Investment Income (Loss)	$ (39,747)	$ 56,882
Net realized loss from security transactions	(987,071)	(392,019)
Net change in unrealized appreciation (depreciation) on investments	143,028	(171,928)
Net decrease in net assets resulting from operations	(883,790)	(507,065)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	505,359	17,315,073
Payments for shares redeemed	(1,293,433)	(399,454)
Net increase (decrease) in net assets from shares of beneficial interest	(788,074)	16,915,619

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,671,864)	16,408,554

NET ASSETS
Beginning of Period	16,408,554	-
End of Period*	$ 14,736,690	$ 16,408,554
* Includes accumulated net investment income of:	$ 17,135	$ 56,882

SHARE ACTIVITY
Shares Sold	54,323	1,735,700
Shares Redeemed	(140,814)	(42,084)
Net increase (decrease) in shares of beneficial interest outstanding	(86,491)	1,693,616

(a) The Critical Math Portfolio commenced operations May 22, 2007.

See accompanying notes to financial statements.	-

Critical Math Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six	For the Period
	Months Ended	Ended
	June 30,2008	December 31,
	(unaudited)	2007(1)

Net asset value, Beginning of period	$ 9.69	$ 10.00

Activity from investment operations:
Net Investment Income (Loss) (2)	(0.02)	0.04
Net realized and unrealized loss on investments	(0.50)	(0.35)
Total from investment operations	(0.52)	(0.31)

Net asset value, end of period	$ 9.17	$ 9.69

Total return (3)	(5.37%)	(3.10%)

Net assets, end of period (000s)	$ 14,737	$ 16,409

Ratio of gross expenses to average net assets (4,5)	2.32%	2.42%

Ratio of net expenses to average net assets (4,5)	2.29%	2.40%

Ratio of net investment income (loss) to average net assets (4,5)	-0.27%	0.59%

Portfolio Turnover Rate (3)	351%	342%

(1) The Critical Math Portfolio commenced operations on May 22, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Not annualized.
(4) Annualized.
(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

 Critical Math Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 (unaudited)

1.

ORGANIZATION

The Critical Math Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, organized on November 4, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts.  The Portfolio seeks growth and risk-adjusted total return. The principal investment strategy of the Portfolio is to invest in open-end and closed-end investment companies and unit investment trusts and equity and debt securities.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the securities relevant exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.  Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees (the “Board”) or their designees, pursuant to procedures approved by the Board with reference to other securities or indices. Fair valuation may also be used by the Board if extraordinary events that would have an impact on foreign security holdings after the close of the relevant world markets but prior to the NYSE Close.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk

Critical Math Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2008 (unaudited)

inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair Value Measurement.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the portfolio’s investments carried at fair value:

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with  federal income tax regulations,  which may  differ from  GAAP.  These

Critical Math Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2008 (unaudited)

“book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolio.

Federal income tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Portfolio.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $31,439,582 and $38,751,865, respectively.

Critical Math Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2008 (unaudited)

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are supervised under the direction of the Board, which is responsible for the overall management of the Portfolio. Critical Math Advisors, LLC serves as the Portfolio’s Investment Advisor (the “Advisor”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolio, the Advisor, under the supervision of the Board, oversees the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Portfolio for other expenses to the extent necessary so that the total expenses incurred by the Portfolio (excluding front end or contingent sales loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Portfolio’s business) does not exceed 2.49% per annum of the Portfolio’s average daily net assets.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio's Operating Expenses are subsequently less than 2.49% of average daily net assets, the Advisor shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed 2.49% of average daily net assets. If Portfolio Operating Expenses subsequently exceed 2.49% per annum of the Portfolio's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  No fees were required to be reimbursed under this agreement for the six months ended June 30, 2008.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 1.00% which is calculated by the Portfolio on its average daily net assets. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.50% which is paid to Northern Lights Distributors, LLC (the “Distributor”) for sales and promotion activities and services under the plan,  and to provide compensation for ongoing shareholder servicing and distribution-related activities.

Critical Math Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2008 (unaudited)

Shareholders will receive advance notice of any increase. A portion of the fee payable pursuant to the Plan, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services.   The Advisor may receive such service fees with respect to Portfolio accounts for which it provides shareholder servicing.  The advisor waived service fees in the amount of $2,131 for the six months ended June 30, 2008.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares and is an affiliate of GFS.

The Portfolio pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $2,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Portfolio as follows:

Administration.  The Portfolio pays GFS an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio is subject to a minimum annual fee. The Portfolio also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $27,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Portfolio for the previous month. The Portfolio pays GFS a base annual fee of $21,600 plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Critical Math Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2008 (unaudited)

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $13,500 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Portfolio’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Portfolio pays an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the six months ended June 30, 2008 was $579.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended June 30, 2008, the Portfolio incurred expenses of $4,382 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended June 30, 2008, GemCom collected amounts totaling $1,097 for EDGAR and printing services performed.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of December 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

As of December 31, 2007 the Portfolio has available for federal income tax purposes an unused capital loss carryforward of $392,019. This carryforward may be used to offset any future capital gains the portfolio may have and is set to expire on December 31, 2015.

 Critical Math Portfolio

EXPENSE EXAMPLES

June 30, 2008 (Unaudited)

As a shareholder of the Critical Math Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Critical Math Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Critical Math Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period 1/1/08 – 6/30/08*
Actual	$1,000.00	$946.30	$11.08
Hypothetical (5% return before expenses)	$1,000.00	$1013.48	$11.46

*Expenses are equal to the Portfolio’s annualized expense ratio of 2.29%, multiplied by the average account value over the period, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

Re-Approval of Advisory Agreement – Critical Math Portfolio

In connection with a regular Board meeting held on February 21, 2008 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the re-approval of an investment advisory agreement (the “Agreement”) between Critical Math Advisors, LLC (“CMA” or the “Adviser”) and the Trust, on behalf of the Critical Math Portfolio (the “Portfolio”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Portfolio’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Portfolio’s performance compared with key indices.

In its consideration of the re-approval of the Agreement for the Portfolio, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its re-approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of CMA’s research capabilities, the quality of its compliance infrastructure and the experience of its portfolio management personnel.  The Trustees concluded that the Adviser had provided quality services to the Portfolio.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of CMA’s past performance as Adviser to the Portfolio, as well as other factors relating to its track record.  The Board concluded that the performance of Portfolio was acceptable, particularly in light of the relatively short history of the Portfolio.

 Fees and Expenses.  The Board noted that CMA charges a 1.00% annual advisory fee based on the average net assets of the Portfolio.  The Trustees then discussed the active management strategy of the Portfolio and the overall duties of the Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Portfolio, and expense ratios of a peer group of funds.  The Board reviewed the contractual arrangements by which the Adviser has agreed to reduce its fees and/or absorb expenses of the Portfolio, at least until April 30, 2009, to ensure that Net Annual Fund Operating Expenses will not exceed 2.49% of the average daily net assets, and found it to be beneficial to shareholders.  The Trustees concluded that the Portfolio’s advisory fees and expense ratio were acceptable in light of the quality of the services the Portfolio received from the Adviser, and the level of fees paid by Portfolios in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolio and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, the fees are not so high as to warrant an adjustment to reflect economies of scale.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Portfolio and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolio.  It also considered the profits realized by the Adviser from other activities related to the Portfolio.  The Trustees concluded that because of the Portfolio’s expense limitation agreement and the current asset levels, they were satisfied that the Adviser does not appear to be overly profitable as a result of the arrangements with the Portfolio.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the terms of the Advisory Agreement are fair and reasonable and the fees are reasonable in light of the services provided to the Portfolio and that re-approval of the Agreement is in the best interests of the Trust and the Portfolio’s shareholders, and unanimously re-approved the Agreement.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is also available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors LLC

29 Emmons Drive, Suite A20

Princeton, NJ 08540

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/8/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/8/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/8/08